3. INVESTMENT SECURITIES (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Estimated Fair Value
Due within one year	$ 0
Due after one within five years	9,352
Due after five within ten years	12,928
Due after ten years	173,210
No stated maturity date	1,951
Total	197,441
U.S. Agency obligations
Estimated Fair Value
Due within one year	0
Due after one within five years	0
Due after five within ten years	0
Due after ten years	16,943
No stated maturity date	0
Total	16,943
Collateralized mortgage obligations
Estimated Fair Value
Due within one year	0
Due after one within five years	0
Due after five within ten years	0
Due after ten years	42,497
No stated maturity date	0
Total	42,497
Mortgage-backed securities
Estimated Fair Value
Due within one year	0
Due after one within five years	7,581
Due after five within ten years	5,341
Due after ten years	60,951
No stated maturity date	0
Total	73,873
Municipal Bonds
Estimated Fair Value
Due within one year	0
Due after one within five years	1,771
Due after five within ten years	6,087
Due after ten years	52,819
No stated maturity date	0
Total	60,677
Other
Estimated Fair Value
Due within one year	0
Due after one within five years	0
Due after five within ten years	1,500
Due after ten years	0
No stated maturity date	1,951
Total	$ 3,451